Other Financial Assets and Liabilities - Summary of Derivative Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets, Total	₩ 445,471	₩ 159,211
Less: Assets, non-current	(261,719)	(107,802)
Assets, Current	183,752	51,409
Liabilities, Total	3	24,547
Less: Liabilities, non-current	0	(23,696)
Liabilities, Current	3	851
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	352	1,530
Liabilities, Total	3	191
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	445,119	157,681
Liabilities, Total	₩ 0	₩ 24,356